Pension Plan and Employee Benefits - Current and Non-Current Portions of the Other Benefits Liability (Q1) (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit Plan Disclosure [Line Items]
Non-current	$ 283,830	$ 283,075	$ 249,264
Other Benefits Plan
Defined Benefit Plan Disclosure [Line Items]
Current	4,401	4,401	4,130
Non-current	48,175	48,321	36,325
Cleco Power
Defined Benefit Plan Disclosure [Line Items]
Non-current	207,293	206,270
Cleco Power | Other Benefits Plan
Defined Benefit Plan Disclosure [Line Items]
Current	3,815	3,815	3,584
Non-current	$ 41,994	$ 42,080	$ 31,694